Schedule of principal subsidiaries (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Seamless Group Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Seamless Group Inc [Member] | Directly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%	100.00%
Dynamic Investment Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic Investment Holdings Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%	100.00%
Bagus Fintech Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singapore	Singapore
Principal activities	Providing business center services	Providing business center services
Bagus Fintech Pte. Ltd. [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%	100.00%
C U R R E N C Capital Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
C U R R E N C Capital Inc [Member] | Directly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
C U R R E N C U S Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	United States
Principal activities	Investment holding
C U R R E N C U S Inc [Member] | Directly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
C U R R E N C Power Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
C U R R E N C Power Inc [Member] | Directly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
Seamless A I Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	BVI	BVI
Principal activities	Investment holding	Investment holding
Seamless A I Inc [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	51.00%	51.00%
Seamless Lab Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Development of AI call center and system integration	Development of AI call center and system integration
Seamless Lab Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	51.00%	51.00%
C U R R A R C G P Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Principal activities	Acting as General Partner of Limited Partnership Fung
C U R R A R C G P Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
C U R R A R C A I Fund 1 L P F [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Principal activities	Limited Partnership Fund
C U R R A R C A I Fund 1 L P F [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
Tranglo Sdn. Bhd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Malaysia	Malaysia
Principal activities	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services
Tranglo Sdn. Bhd. [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%	60.00%
PT Tranglo Indonesia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Indonesia	Indonesia
Principal activities	Operating money remittance business	Operating money remittance business
PT Tranglo Indonesia [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%	60.00%
PT Tranglo Solusindo [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Indonesia	Indonesia
Principal activities	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
PT Tranglo Solusindo [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%	60.00%
Tranglo MEA Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
Tranglo MEA Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%	60.00%
Tranglo Europe Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	United Kingdom	United Kingdom
Principal activities	Operating money remittance business	Operating money remittance business
Tranglo Europe Ltd [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%	60.00%
Tranglo Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singapore	Singapore
Principal activities	Operating money remittance business	Operating money remittance business
Tranglo Pte. Ltd. [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%	60.00%
Treatsup Sdn. Bhd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Malaysia	Malaysia
Principal activities	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application
Treatsup Sdn. Bhd. [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%	60.00%
Dynamic Indonesia Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic Indonesia Holdings Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%	100.00%
Dynamic Indonesia Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singapore	Singapore
Principal activities	Retail sales via the internet and development of other software and programming activities	Retail sales via the internet and development of other software and programming activities
Dynamic Indonesia Pte. Ltd. [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	82.00%	82.00%
P T Dynamic Wallet Indonesia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Indonesia	Indonesia
Principal activities	Business operations have not commenced	Business operations have not commenced
P T Dynamic Wallet Indonesia [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	82.20%	82.20%
P T WalletKu Indompet Indonesia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Indonesia	Indonesia
Principal activities	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher
P T WalletKu Indompet Indonesia [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	82.20%	82.20%
Dynamic (Asia) Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		Cayman Islands
Principal activities		Investment holding
Dynamic (Asia) Holdings Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership		100.00%